INCOME TAX CREDIT/(EXPENSE)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
INCOME TAX CREDIT/(EXPENSE)

9. INCOME TAX CREDIT/(EXPENSE)

	2024 A$	2023 A$	2022 A$
Reconciliation of income tax expense to prima facie tax payable
Loss before income tax credit	(12,017,219)	(11,909,252)	(7,163,123)
Tax at the Australian tax rate of 25% (2023: 25% and 2022: 25%)
	(3,004,305)	(2,977,313)	(1,790,781)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income
Share-based payments expense	31,044	31,375	109,377
Non-deductible R&D expense subject to R&D tax incentive	1,056,910	919,785	1,116,714
Impairment of goodwill	333,000	461,250	-
Other assessable items	10,687	-	-
Income tax expenses before unrecognized tax losses	(1,572,664)	(1,564,903)	(564,690)

Difference in overseas tax rates	(1,873)	53,673	(79,604)
Over provision in prior years	(124,775)	(454,928)	(348,607)
Temporary differences not recognized	(440,162)	29,979	(301,694)
Research and development tax credit	(496,813)	(404,016)	(599,388)
Tax losses not recognized	2,655,894	2,543,441	1,861,858
Utilization of tax losses not previously recognized	(19,607)	(361,575)	-
Income tax credit	-	(158,329)	(32,125)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

9. INCOME TAX CREDIT/(EXPENSE) (cont.)

	2024 A$	2023 A$	2022 A$
Net deferred tax assets
Deferred tax liabilities recognized
Brands and trademarks	(81,698)	(121,901)	(148,013)
Total deferred tax liabilities	(81,698)	(121,901)	(148,013)

Deferred tax assets recognized
Tax losses	81,698	121,901	-
Total deferred tax assets	81,698	121,901	-

Deferred tax assets not recognized

Trade debtor	-	222,144	58,041
Capital raising costs	313,518	582,168	661,863
Intangible assets	1,058,658	1,407,570	1,456,225
Provisions	502,950	342,252	442,383
Total deferred tax assets	1,875,127	2,554,134	2,618,512
Deferred tax liabilities not recognized
Right-of-use assets	(37,102)	(127,388)	(161,787)
Total deferred tax liabilities	(37,102)	(127,388)	(161,787)
Net deferred tax assets on temporary differences not brought to account	(1,838,025)	(2,426,746)	(2,456,725)
Total net deferred tax assets/(liabilities)	-	-	(148,013)

	2024 A$	2023 A$	2022 A$
Tax losses
Unused tax losses for which no deferred tax asset has been recognized	128,351,776	119,096,654	105,287,311
Potential tax benefit	31,040,867	28,539,512	25,275,328
Potential tax benefit @ 26% (Australia)	24,675,913	21,897,732	19,020,914
Potential tax benefit @ 21% (USA)	6,006,091	6,568,458	5,950,299
Potential tax benefit @ 35% (Malta)	339,290	65,895	304,115
Potential tax benefit @ 19% (UK)	19,572	7,427	-

Subject to the Company continuing to meet the relevant statutory tests, the tax losses are available for offset against future taxable income.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

9. INCOME TAX CREDIT/(EXPENSE) (cont.)

At June 30, 2024, the Company had a potential tax benefit related to tax losses carried forward of A$31,040,867 (2023: A$28,539,512, 2022: A$25,275,328). Such amount includes net losses of A$6,006,091 (2023: A$6,568,458, 2022: A$5,950,299) related to subsidiaries in the United States (U.S.). The Tax Cuts and Jobs Act (TCJA) enacted by Congress in the U.S. on December 22, 2017 cut the top corporate income tax rate from 35% to 21%. For tax years beginning after December 31, 2017, the graduated corporate tax rate structure is eliminated, and corporate taxable income will be taxed at 21% flat rate. Additionally, the previous 20-year limitation on carry forward net operating losses (NOL’s) has been removed, allowing the NOL’s to be carried forward indefinitely. The remaining tax losses carried forward of A$24,675,913 (2023: A$21,897,732, 2022: A$19,020,914) are indefinite and are attributable to the Company’s operations in Australia, as well as A$339,290 (2023: A$65,895, 2022: A$304,115) and A$19,572 (2023: A$7,427, 2022: NIL) tax losses attributable to Company’s operations in Malta and UK, respectively. As such the total unused tax losses available to the Company, equal A$31,040,867 (2023: A$28,539,511, 2022: A$25,275,328).

As at balance date, there are unrecognized tax losses with a benefit of approximately A$31,040,867 (2023: A$28,539,511, 2022: A$25,275,328) that have not been recognized as a deferred tax asset to the Company. These unrecognized deferred tax assets will only be recognized if:

(a)	The Company derives future assessable income of a nature and amount sufficient to enable the benefits to be realized;
(b)	The Company continues to comply with the conditions for deductibility imposed by the law; and
(c)	No changes in tax legislation adversely affect the Company from realizing the benefit.

Management has assessed the tax position of the Company and concluded that any potential uncertainty does not have a material impact on the financial statements.

Tax consolidation legislation

Genetic Technologies Limited and its wholly owned Australian subsidiaries implemented the tax consolidation legislation as from July 1, 2003. The accounting policy in relation to this legislation is set out in Note 2(i).

The entities in the tax consolidated Company have entered into a Tax Sharing Agreement which, in the opinion of the Directors, limits the joint and several liabilities of the wholly owned entities in the case of a default by the head entity, Genetic Technologies Limited.

The entities have also entered into a Tax Funding Agreement under which the wholly owned entities fully compensate Genetic Technologies Limited for any current tax payable assumed and are compensated by Genetic Technologies Limited for any current tax receivable and deferred tax assets relating to unused tax losses or unused tax credits that are transferred to Genetic Technologies Limited under the tax consolidation legislation. The funding amounts are determined by reference to the amounts recognized in the respective subsidiaries’ financial statements.

The amounts receivable or payable under the Tax Funding Agreement are due upon receipt of the funding advice from the head entity, which is issued as soon as practicable after the end of each financial year.

As at June 30, 2024, there are no unrecognized temporary differences associated with the Company’s investments in subsidiaries, as the Company has no liability for additional taxation should unremitted earnings be remitted (2023: Nil, 2022: Nil).